CONSOLIDATED BALANCE SHEET - Parenthetical - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Convertible Debentures Payable, Current, Discount		$ 0	$ 1,562,425
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	1,200,000,000	1,200,000,000	700,000,000
Common Stock, Shares, Issued	406,924,005	396,736,506	180,036,435
Common Stock, Shares, Outstanding	406,924,005	396,736,506	180,036,435